Net fee and commission income - Schedule of fee and commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commission income (expense) [abstract]
Funds transfer	€ 1,428	€ 1,513	€ 1,394
Securities business	805	603	618
Insurance broking	200	191	173
Asset management fees	244	205	170
Brokerage and advisory fees	658	611	584
Other	1,180	1,317	1,302
Total Fee and commission income	€ 4,514	€ 4,439	€ 4,240